Form N-1A Cover	Apr. 14, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 14, 2026
Prospectus Date	Apr. 15, 2026